Related Party Transactions - Transactions with Significant Influence Entities (Details) $ in Millions		12 Months Ended
	Aug. 04, 2021	Dec. 31, 2021 USD ($) rig	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 03, 2021
Related Party Transaction [Line Items]
Related party revenue		$ 39.5	$ 42.3	$ 6.5
Funding provided by shareholder loan		9.8	25.5
Trade receivables		$ 48.6	34.9
Perfomex
Related Party Transaction [Line Items]
Number of rigs | rig		3
Perfomex II
Related Party Transaction [Line Items]
Number of rigs | rig		2
Perfomex
Related Party Transaction [Line Items]
Additional ownership percentage acquired	2.00%
Ownership percentage	49.00%				49.00%
Funding provided by shareholder loan		$ 9.8	10.8
Trade receivables		40.8	25.9
Perfomex | Management Services Agreement
Related Party Transaction [Line Items]
Related party revenue		5.0	10.9	2.6
Perfomex | Bareboat Revenue
Related Party Transaction [Line Items]
Related party revenue		22.2	17.5	2.4
Perfomex II
Related Party Transaction [Line Items]
Additional ownership percentage acquired	2.00%
Ownership percentage	49.00%				49.00%
Funding provided by shareholder loan		0.0	9.4
Trade receivables		7.8	7.1
Perfomex II | Management Services Agreement
Related Party Transaction [Line Items]
Related party revenue		3.0	7.5	0.2
Perfomex II | Bareboat Revenue
Related Party Transaction [Line Items]
Related party revenue		9.3	$ 5.3	0.0
Opex
Related Party Transaction [Line Items]
Ownership percentage sold	49.00%
Ownership percentage	49.00%		49.00%		49.00%
Funding provided by shareholder loan		0.0	$ 3.6
Trade receivables		0.0	1.9
Amount of guarantee for the services			5.9
Opex | Management Services Agreement
Related Party Transaction [Line Items]
Related party revenue		0.0	1.1	$ 1.3
Akal
Related Party Transaction [Line Items]
Ownership percentage sold	49.00%
Ownership percentage	49.00%				49.00%
Funding provided by shareholder loan		$ 0.0	$ 1.7